Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TRANSAMERICA SERIES TRUST
Prospectus Date	rr_ProspectusDate	May 02, 2011
Transamerica Hanlon Growth VP
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik00077820_SupplementTextBlock

Transamerica Hanlon Growth VP

Effective on or about June 15, 2011, the second bullet point under "Principal Investment Strategies" in the Prospectus and Summary Prospectus and the second bullet point under "More on the Portfolios' Strategies and Investments - Transamerica Hanlon Growth VP" in the Prospectus are deleted are replaced with the following:

•    Under normal circumstances, the portfolio's equity allocation will vary between 0% and 100% of its net assets. The equity allocation may involve any combination of domestic and non-U.S. ETFs or closed-end funds. These funds may include any mixture of large, medium and small-cap styles. Under certain circumstances, up to 100% of the portfolio could be allocated to bond ETFs or closed-end funds (which may include domestic and non-U.S. government and corporate bonds of any credit rating). Up to 25% of the portfolio's assets may be invested in each of inverse, leveraged, currency-, commodity- and real estate-related underlying portfolios, and subject to an overall cap of 75% of portfolio assets in aggregate. The portfolio's money market allocation will consist of all money not invested in ETFs or closed-end funds.

Effective June 15, 2011, the following risks are added alphabetically to the section entitled "Principal Risks" of each of the portfolios named above:

•    Inverse Correlation - Shareholders should lose money when an inverse underlying portfolio's target index rises, which is a result that is the opposite from traditional funds.

•         Leveraging – The value of your investment may be more volatile if an underlying portfolio borrows or uses derivatives that have a leveraging effect on that portfolio. Other risks also will be compounded. This is because leverage generally magnifies the effect of a change in the value of an asset and creates a risk of loss of value on a larger pool of assets than the portfolio would otherwise have had. The underlying portfolio also may have to sell assets at inopportune times to satisfy its obligations.